FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

		Total	Fair Value Measurements at December 31, 2020 Using
	Balance Sheet Location		Level 1	Level 2	Level 3

Assets:
Equity securities	Other assets	$6,065	$6,065	—	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$101	—	$101	—

		Total	Fair Value Measurements at December 31, 2019 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:

Equity securities	Other assets	$402	$402	—	—
Private equities	Other assets	$2,500	—	—	$2,500
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$1,007	—	$1,007	—